Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-Based Compensation	Stock-Based Compensation
NRG Energy, Inc. Long-Term Incentive Plan
On April 27, 2017, the NRG LTIP was amended to increase the number of shares available for issuance by 3,000,000. As of December 31, 2019 and 2018, a total of 25,000,000 shares of NRG common stock were authorized for issuance under the NRG LTIP. There were 9,935,750 and 8,564,611 shares of common stock remaining available for grants under the NRG LTIP as of December 31, 2019 and 2018, respectively. The NRG LTIP is subject to adjustments in the event of reorganization, recapitalization, stock split, reverse stock split, stock dividend, and a combination of shares, merger or similar change in NRG's structure or outstanding shares of common stock.
Upon adoption of the amended NRG LTIP effective April 27, 2017, no shares of NRG common stock remain available for future issuance under the NRG GenOn LTIP. As of December 31, 2019 and 2018, there were 319,264 and 520,182 shares of common stock remaining available for grants under the NRG GenOn LTIP, respectively.
Restricted Stock Units
As of December 31, 2019, RSUs granted under the Company's LTIPs typically have three-year graded vesting schedules beginning on the grant date. Fair value of the RSUs granted during 2019 is derived from the closing price of NRG common stock on the grant date. The following table summarizes the Company's non-vested RSU awards and changes during the year:

	Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at December 31, 2018	1,458,082	$16.16
Granted	266,938	37.37
Forfeited	(73,905)	24.73
Vested	(933,876)	14.20
Non-vested at December 31, 2019	717,239	25.56

The total fair value of RSUs vested during the years ended December 31, 2019, 2018, and 2017 was $36 million, $42 million, and $19 million, respectively. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2019, 2018, and 2017 was $37.37, $28.90, and $12.44, respectively.
Deferred Stock Units
DSUs represent the right of a participant to be paid one share of NRG common stock at the end of a deferral period established under the terms of the award. DSUs granted under the Company's LTIPs are fully vested at the date of issuance. Fair value of the DSUs, which is based on the closing price of NRG common stock on the date of grant, is recorded as compensation expense in the period of grant.
The following table summarizes the Company's outstanding DSU awards and changes during the year:

	Units	Weighted Average Grant Date Fair Value per Unit
Outstanding at December 31, 2018	331,915	$22.94
Granted	57,630	34.84
Converted to Common Stock	(58,322)	28.93
Outstanding at December 31, 2019	331,223	23.98

The aggregate intrinsic values for DSUs outstanding as of December 31, 2019, 2018, and 2017 were approximately $13 million, $13 million, and $12 million, respectively. The aggregate intrinsic values for DSUs converted to common stock for the years ended December 31, 2019, 2018, and 2017 were $2 million, $6 million, and $4 million, respectively. The weighted average grant date fair value of DSUs granted during the years ended December 31, 2019, 2018, and 2017 was $34.84, $33.43, and $16.76, respectively.
Performance Stock Units
PSUs entitle the recipient to stock upon vesting. The amount of the award is subject to the Company's achievement of certain performance measures over the vesting period. PSUs include RPSUs and MSUs. As of December 31, 2019, non-vested PSUs consist primarily of RPSUs.
Relative Performance Stock Units — RPSUs are restricted grants where the quantity of shares increases and decreases alongside the Company's Total Shareholder Return, or TSR, relative to the TSR of the Company's current proxy peer group and the total returns of select indexes, or Peer Group. Each RPSU represents the potential to receive NRG common stock after the completion of the performance period, typically three years of service from the date of grant. The number of shares of NRG common stock to be paid (if any) as of the vesting date for each RPSU will depend on the Company’s percentile rank within the Peer Group. The number of shares of common stock to be paid as of the vesting date for each RPSU is linearly interpolated for TSR performance between the following points: (i) 0% if ranked below the 25th percentile; (ii) 25% if ranked at the 25th percentile; (iii) 100% if ranked at the 55th percentile (or the 65th percentile if the Company's absolute TSR is less than negative 15%); and (iv) 200% if ranked at the 75th percentile or above. The value of the common stock on the date of grant is based on the closing price of NRG common stock on the date of grant.
Market Stock Units — MSUs are restricted grants where the quantity of shares increases and decreases alongside the Company's TSR. Each MSU represents the potential to receive NRG common stock after the completion of the performance period, typically three years of service from the date of grant. The number of shares of common stock to be paid as of the vesting date for each MSU is : (i) zero shares, if the TSR has decreased by more than 25% over the performance period, (ii) three-quarters of one share, if the TSR has decreased by 25% over the performance period; (iii) interpolated between three-quarters of one share and one share, if the TSR has decreased less than 25% over the performance period; (iv) one share, if there is no change in TSR over the performance period; (v) interpolated between one share and two shares, if TSR increases less than 100% during the performance period; and (vi) two shares, if the TSR increases 100% over the performance period. The value of the common stock on the date of grant was based on the closing price of NRG common stock on the date of grant. The Company last granted MSUs during the year ended December 31, 2016.
The following table summarizes the Company's non-vested PSU awards and changes during the year:

	Units	Weighted Average Grant-Date Fair Value per Unit
Non-vested at December 31, 2018	1,710,634	$19.12
Granted(a)	936,889	22.50
Forfeited	(37,526)	23.04
Vested(b)	(1,409,456)	14.72
Non-vested at December 31, 2019(c)	1,200,541	26.65
(a) The weighted average grant date fair value per unit includes RPSUs that were granted during 2019 with grant date fair value of $45.77 and MSUs with 2016 grant date fair value of $14.72, that due to vesting at 200%, were considered additional grants in 2019
(b) MSUs granted during 2016 vested during 2019 at 200%
(c) Non-vested units includes 8,645 MSUs
The weighted average grant date fair value of PSUs granted during the years ended December 31, 2019, 2018, and 2017, was $22.50, $35.36, and $15.91, respectively.
The fair value of PSUs is estimated on the date of grant using a Monte Carlo simulation model and expensed over the service period, which equals the vesting period. Significant assumptions used in the fair value model with respect to the Company's PSUs are summarized below:

	2019	2018	2017	2016
	RPSUs	RPSUs	RPSUs	MSUs
Expected volatility	40.72%	47.52%	43.96%	34.33%
Expected term (in years)	3	3	3	3
Risk free rate	2.45%	2.01%	1.5%	1.31%
For the years ended December 31, 2019 and 2018, expected volatility is calculated based on NRG's historical stock price volatility data over the period commensurate with the expected term of the PSU, which equals the vesting period.
Non-Qualified Stock Options
All NQSOs granted under the Company's LTIP were fully vested as of December 31, 2019, 2018, and 2017. No NQSOs were granted in 2019, 2018 or 2017. NRG recognizes compensation costs for NQSOs over the requisite service period for the entire award. No compensation expense was recognized during 2019, 2018 and 2017 as it was fully recognized in prior years. The maximum contractual term is 10 years for NRG's outstanding NQSOs.

The following table summarizes the Company's NQSO activity and changes during the year:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2018	279,934	$25.04	2	$4
Expired	(8,254)	26.76
Exercised	(137,282)	24.67
Outstanding at December 31, 2019	134,398	25.31	1	2
Exercisable at December 31, 2019	134,398	25.31	1	2
The following table summarizes the total intrinsic value of options exercised and the cash received from the exercises of options:

	Year Ended December 31,
(In millions)	2019	2018	2017
Total intrinsic value of options exercised	$2	$10	$1
Cash received from options exercised	3	24	4
Supplemental Information
The following table summarizes NRG's total compensation expense recognized for the years presented, as well as total non-vested compensation costs not yet recognized and the period over which this expense is expected to be recognized as of December 31, 2019, for each of the types of awards issued under the LTIPs. Minimum tax withholdings of $36 million, $19 million, and $5 million for the years ended December 31, 2019, 2018, and 2017, respectively, are reflected as a reduction to additional paid-in capital on the Company's consolidated balance sheets.

				Non-vested Compensation Cost
(In millions, except weighted average data)	Compensation Expense			Unrecognized Total Cost	Weighted Average Recognition Period Remaining (In years)
	Year Ended December 31,			As of December 31,
Award	2019	2018	2017	2019	2019
RSUs	9	12	15	8	1.06
DSUs	2	2	2	—	0.00
MSUs	—	4	5	—	0.50
RPSUs	10	7	3	9	0.71
PRSUs(a)	11	16	13	10	1.05
Total(b)	$32	$41	$38	$27
Tax detriment recognized	$(12)	$(4)	$(5)
(a) Phantom Restricted Stock Units, PRSUs, are liability-classified time-based awards that typically vest ratably over a three-year period. The amount to be paid upon vesting is based on NRG's closing stock price for the period
(b) Does not include compensation expense of $1 million, and $6 million for the years ended 2018, and 2017, respectively, which was recorded in loss from discontinued operations in the Company's consolidated statements of operations